Asset Retirement Obligations (Tables)	Nov. 18, 2019
Asset Retirement Obligation Disclosure [Abstract]
Changes to Asset Retirement Obligations	The changes to AROs during 2017 and 2018 were as follows:

Amount
(millions)
Dominion Energy
AROs at December 31, 2016	$2,485
Obligations incurred during the period	37
Obligations settled during the period	(214)
Revisions in estimated cash flows	7
Accretion	117

AROs at December 31, 2017 (1)	$2,432

Obligations incurred during the period	20
Obligations settled during the period	(159)
Revisions in estimated cash flows (2)	120
Accretion	119

AROs at December 31, 2018 (1)	$2,532

Virginia Power
AROs at December 31, 2016	$1,443
Obligations incurred during the period	11
Obligations settled during the period	(152)
Revisions in estimated cash flows	(1)
Accretion	64

AROs at December 31, 2017	$1,365

Obligations incurred during the period	14
Obligations settled during the period	(119)
Revisions in estimated cash flows (2)	120
Accretion	65

AROs at December 31, 2018	$1,445

Dominion Energy Gas
AROs at December 31, 2016	$83
Obligations incurred during the period	1
Obligations settled during the period	(4)
Accretion	5

AROs at December 31, 2017 (3)	$85

Obligations incurred during the period	3
Obligations settled during the period	(6)
Accretion	6

AROs at December 31, 2018 (3)	$88

(1)	Includes $263 million and $282 million reported in other current liabilities at December 31, 2017, and 2018, respectively.

(2)	Reflects future ash pond and landfill closure costs at certain utility generation facilities. See Note 22 for further information.

(3)	Includes $76 million and $74 million reported in other deferred credits and other liabilities, with the remainder recorded in other current liabilities, at December 31, 2017 and 2018, respectively.